Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair value measurement

6. Fair value measurement:

The carrying amounts of the Company’s prepaid expenses and other current assets and due to related party approximate their fair values due to the short-term maturity of these instruments.